Debt Securities by Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities [Abstract]
Within 1 year, Amortized Cost	$ 4,547
Within 1 year, Fair Value	4,561
After 1 but within 5 years, Amortized Cost	41,669
After 1 but within 5 years, Fair Value	41,744
After 5 but within 10 years, Amortized Cost	16,684
After 5 but within 10 years, Fair Value	16,837
After 10 years, Amortized Cost	42,577
After 10 years, Fair Value	42,795
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	105,477
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Fair Value	105,937
Mortgage-backed securities, Amortized Cost	67,262
Mortgage-backed securities, Fair Value	67,103
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	172,739
Available-for-sale Securities, Debt Maturities, Fair Value	$ 173,040